Submission	Oct. 29, 2024
Submission [Line Items]
Central Index Key	0001157601
Registrant Name	Madrigal Pharmaceuticals, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES